Acquisitions and Disposals	12 Months Ended
Dec. 31, 2023
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Acquisitions and Disposals
3.	ACQUISITIONS AND DISPOSALS
Dissolution of the companies YPF Holdings, Inc., YCLH Holdings, Inc. and YPF Services USA Corp.
On January 5, 2024, the Secretary of State of the State of Delaware approved, effective from December 28, 2023, the dissolution of YPF Holdings, Inc., YCLH Holdings, Inc. (subsidiary 100% controlled by YPF Holdings, Inc.) and YPF Services USA Corp.